BORROWINGS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Total minimum lease payments	₽ 21,445	₽ 18,572
Less amount representing interest	(9,588)	(7,526)
Total present value of net minimum lease payments	11,857	11,046
Less current portion of lease obligations	(801)	(630)
Non-current portion of lease obligations	11,056	10,416
2018
Operating leases
Total minimum lease payments	1,763	1,432
Total present value of net minimum lease payments	801	630
More than 1 to 5 years
Operating leases
Total minimum lease payments	6,837	6,079
Total present value of net minimum lease payments	3,138	3,055
Thereafter
Operating leases
Total minimum lease payments	12,845	11,061
Total present value of net minimum lease payments	₽ 7,918	₽ 7,361
Transponders
Operating leases
Lease term	12 years
Network equipment
Operating leases
Lease term	15 years
Automobiles
Operating leases
Lease term	3 years